Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 1,044,647	$ 115,901
Amounts due from subsidiaries	24,717,918	22,776,226
Prepayments, deposits and other assets, net	37,919	378,836
Total Current Assets	25,800,484	23,270,963
Non-Current assets:
Investments in subsidiaries	46,369,097	50,416,453
Total Assets	72,169,581	73,687,416
Current liabilities:
Other payable	32
Amounts due to subsidiaries	7,588,546	7,134,543
Total Current Liabilities	7,588,578	7,134,543
Total Liabilities	7,588,578	7,134,543
Shareholders’ Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 23,650,122 shares issued and outstanding as of June 30, 2023; 22,444,822 shares issued and outstanding as of June 30, 2022*	2,365	2,244
Additional paid-in capital	58,183,383	55,705,209
Accumulated retained earnings	10,385,849	11,395,668
Accumulated other comprehensive loss	(3,990,594)	(550,248)
Total Shareholders’ Equity	64,581,003	66,552,873
Total Liabilities and Shareholders’ Equity	$ 72,169,581	$ 73,687,416